STOCKHOLDERS' EQUITY (DEFICIT) - Representative's Warrants (Details) - Common Stock Warrants - Representative	Oct. 15, 2020 $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares
Weighted average valuation assumptions
Warrants fair value | $		$ 332,600	$ 357,300
Warrants and Rights Outstanding, Valuation Technique [Extensible List]		us-gaap:ValuationTechniqueOptionPricingModelMember	us-gaap:ValuationTechniqueOptionPricingModelMember
Warrants
Warrant exercise price | $ / shares			$ 15.00
IPO
Weighted average valuation assumptions
Warrants and Rights Outstanding, Term	5 years
Warrants
Number of warrants granted | shares	62,500
Warrant exercise price | $ / shares	$ 15.00
Exercise price as a percentage of the initial offering price	125.00%
Measurement Input, Risk Free Interest Rate
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input		0.0018	0.0018
Measurement Input, Price Volatility
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input		0.9408	0.9408
Measurement Input, Expected Term
Weighted average valuation assumptions
Warrants and Rights Outstanding, Term		2 years 8 months 26 days	2 years 8 months 26 days
Measurement Input, Expected Dividend Rate
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input		0	0
Previously Reported
Weighted average valuation assumptions
Warrants fair value | $			$ 377,000